Note 1 - Basis of Presentation and General Information - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Concentration risk percentage	94.00%	90.00%
Major Customer A [Member]
Concentration risk percentage	23.00%	28.00%
Major Customer B [Member]
Concentration risk percentage	24.00%	28.00%
Major Customer C [Member]
Concentration risk percentage	8.00%	11.00%
Major Customer D [Member
Concentration risk percentage	39.00%	23.00%